STATEMENT OF COMPLIANCE - Disclosure of the impact of the consolidated financial statements restatement (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Statement of financial position
Deferred taxation	[1]	$ 106	$ 85	[2]	$ 132	[2]
Total assets		15,078	13,230	[1],[2]	8,257	[1],[2]
Deferred taxation	[1]	600	502	[2]	395	[2]
Net deferred taxation liability		494	417		263
Current tax liabilities		374	276		128		$ 89
Taxation	[1]	377	277	[2]	146	[2]
Total liabilities		5,162	4,717	[1],[2]	4,517	[1],[2]
Segmental information - Total assets
Total assets		15,078	13,230	[1],[2]	8,257	[1],[2]
Taxation
Current year		1,043	455		234
Current taxation		1,031	462		218
Current year		30	162		91
Deferred taxation		71	161		67
Tangible assets (owned)
Statement of financial position
Deferred taxation		685	612		548
Temporary differences
Statement of financial position
Deferred taxation		302	294		381
Deferred taxation		796	711		644
Operating segments
Statement of financial position
Total assets		15,078	13,230		8,257
Segmental information - Total assets
Total assets		15,078	13,230		8,257
Operating segments | Americas
Statement of financial position
Total assets		1,712	1,533		1,336
Segmental information - Total assets
Total assets		1,712	1,533		1,336
Operating segments | Americas | AngloGold Ashanti Mineração
Statement of financial position
Total assets		1,080	728		654
Segmental information - Total assets
Total assets		1,080	728		654
Operating segments | Americas | Serra Grande
Statement of financial position
Total assets		0	161		139
Segmental information - Total assets
Total assets		$ 0	161		139
Previously reported
Statement of financial position
Deferred taxation			12		50
Total assets			13,157		8,175
Deferred taxation			519		395
Net deferred taxation liability			507		345
Current tax liabilities			186		46		8
Taxation			187		64
Total liabilities			4,644		4,435
Segmental information - Total assets
Total assets			13,157		8,175
Taxation
Current year			447		233
Current taxation			454		217
Current year			170		92
Deferred taxation			169		68
Previously reported | Tangible assets (owned)
Statement of financial position
Deferred taxation			702		630
Previously reported | Temporary differences
Statement of financial position
Deferred taxation			801		726
Previously reported | Operating segments | Americas
Statement of financial position
Total assets			1,460		1,254
Segmental information - Total assets
Total assets			1,460		1,254
Previously reported | Operating segments | Americas | AngloGold Ashanti Mineração
Statement of financial position
Total assets			668		584
Segmental information - Total assets
Total assets			668		584
Previously reported | Operating segments | Americas | Serra Grande
Statement of financial position
Total assets			148		127
Segmental information - Total assets
Total assets			148		127
Adjustments
Statement of financial position
Deferred taxation			73		82
Total assets			73		82
Deferred taxation			(17)		0
Net deferred taxation liability			(90)		(82)
Current tax liabilities			90		82		$ 81
Taxation			90		82
Total liabilities			73		82
Segmental information - Total assets
Total assets			73		82
Taxation
Current year			8		1
Current taxation			8		1
Current year			(8)		(1)
Deferred taxation			(8)		(1)
Adjustments | Tangible assets (owned)
Statement of financial position
Deferred taxation			(90)		(82)
Adjustments | Temporary differences
Statement of financial position
Deferred taxation			(90)		(82)
Adjustments | Operating segments | Americas
Statement of financial position
Total assets			73		82
Segmental information - Total assets
Total assets			73		82
Adjustments | Operating segments | Americas | AngloGold Ashanti Mineração
Statement of financial position
Total assets			60		70
Segmental information - Total assets
Total assets			60		70
Adjustments | Operating segments | Americas | Serra Grande
Statement of financial position
Total assets			13		12
Segmental information - Total assets
Total assets			$ 13		$ 12

[1]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.
[2]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.